Earnings Per Share - Schedule of Computation of Diluted Loss Per Share Because Their Effects Would Have Been Anti-dilutive (Details) - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	47,263,429	7,378,968
Share Options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	4,296,795	3,957,499
Warrants
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	33,009,937	3,421,469
Management Earnout Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	8,518,290
SAP Earnout Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	683,720
Sponsor Earnout Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	754,687